Note 2 - Summary of Significant Accounting Policies (Details) - Antidilutive Securities	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	5,368,233	679,744
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	1,890,952	48,073
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	9,648,045	3,398,045
Preferred Stock - Convertible [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	68,353,582	35,230,263